Schedule of Investments (unaudited) November 30, 2020	iShares® 10-20 Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 97.6%
U.S. Treasury Note/Bond
0.63%, 05/15/30	$1	$983
0.63%, 08/15/30	44,853	43,983,973
1.13%, 05/15/40	252,913	243,389,245
1.13%, 08/15/40	365,738	350,994,763
1.38%, 11/15/40	34,881	34,946,703
3.13%, 11/15/41	1	1,326
3.88%, 08/15/40	85,760	124,633,400
4.25%, 05/15/39	84,917	127,726,507
4.25%, 11/15/40	5	7,620
4.38%, 02/15/38	14,918	22,468,771
4.38%, 11/15/39	212,765	326,261,216
4.38%, 05/15/40	1	1,540
4.38%, 05/15/41	1	1,554
4.50%, 02/15/36	1,657	2,461,494
4.50%, 05/15/38	18,811	28,798,772
4.63%, 02/15/40	14,128	22,334,933
4.75%, 02/15/37	37,133	57,325,519
5.00%, 05/15/37	30,107	47,792,511
5.38%, 02/15/31	41	59,400
U.S. Treasury STRIPS, 0.00%, 08/15/36(a)	43,542	35,327,772

		1,468,518,002

Total U.S. Government Obligations — 97.6% (Cost: $1,447,858,288)		1,468,518,002

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	25,367	$25,367,000

Total Short-Term Investments — 1.7% (Cost: $25,367,000)		25,367,000

Total Investments in Securities — 99.3% (Cost: $1,473,225,288)		1,493,885,002

Other Assets, Less Liabilities — 0.7%		9,784,664

Net Assets — 100.0%		$1,503,669,666

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,588,000	$1,779,000	(a)	$—	$—	$—	$25,367,000	25,367	$93,846	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$1,468,518,002	$—	$1,468,518,002
Money Market Funds	25,367,000	—	—	25,367,000

	$25,367,000	$1,468,518,002	$—	$1,493,885,002

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 10-20 Year Treasury Bond ETF

Portfolio Abbreviations - Fixed Income

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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